Shareholders' Equity - Changes in AOCI Attributable to Stockholders (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
OCI before reclassifications	$ (133)	$ (196)	$ 338
Amounts reclassified from AOCI	93	10	(20)
OCI Balance	(40)	(186)	318
Cumulative tax impact	6	7	(1)
OCI Balance, net of tax	(34)	(179)	317
Balance	421	461	647	$ 329
Cumulative tax impact	54	48	41	42
Balance, net of tax	475	509	688	371
Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member]
OCI before reclassifications	(43)	(83)	122
Amounts reclassified from AOCI	79	(1)	(30)
OCI Balance	36	(84)	92
Cumulative tax impact	(4)	4
OCI Balance, net of tax	32	(80)	92
Balance	(3)	(39)	45	(47)
Cumulative tax impact		4
Balance, net of tax	(3)	(35)	45	(47)
Accumulated Net Gains (Losses) on Available-for-Sale Securities [Member]
OCI before reclassifications	3	(2)	(2)
OCI Balance	3	(2)	(2)
OCI Balance, net of tax	3	(2)	(2)
Balance	1	(2)		2
Balance, net of tax	1	(2)		2
Accumulated Defined Benefit Plan Items [Member]
OCI before reclassifications	(58)	(24)	(6)
Amounts reclassified from AOCI	14	11	10
OCI Balance	(44)	(13)	4
Cumulative tax impact	10	3	(1)
OCI Balance, net of tax	(34)	(10)	3
Balance	(223)	(179)	(166)	(170)
Cumulative tax impact	54	44	41	42
Balance, net of tax	(169)	(135)	(125)	(128)
Foreign Currency Translation Adjustments ("CTA") [Member]
OCI before reclassifications	(35)	(87)	224
OCI Balance	(35)	(87)	224
OCI Balance, net of tax	(35)	(87)	224
Balance	646	681	768	544
Balance, net of tax	$ 646	$ 681	$ 768	$ 544